Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Income before income tax expense		¥ 1,028,764	¥ 153,490	¥ 85,060
Effective statutory tax rate		30.62%	30.62%	30.62%
Income tax calculated at the statutory tax rate		¥ 315,007	¥ 46,999	¥ 26,045
Income not subject to tax		(7,446)	(7,758)	(8,861)
Expenses not deductible for tax purposes		728	1,290	1,389
Tax rate differentials of subsidiaries		(9,252)	(5,756)	(3,522)
Change in valuation allowance		(39,410)	5,984	(2,444)
Noncontrolling interest income (loss) of consolidated VIEs		(70,143)	14,796	3,475
Effect of enacted change in tax rates		(213)	(210)	(11)
Change in unrecognized tax benefits				9,420
Other	[1]	21,445	(8,170)	(16,156)
Income tax expense		¥ 210,716	¥ 47,175	¥ 9,335

[1]	In the fiscal year ended March 31, 2019, the MHFG Group derecognized the majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.